NORTHQUEST CAPITAL FUND, INC.
                                16 Rimwood Lane
                              Colts Neck, NJ 07722
                                  732-842-3465

                                                                   May 5, 2010

Mr. Green
U.S Securities and Exchange Commission
Washington D.C. 20549

RE: Response to comments on 05/05/10

Dear Mr. Green:

The Fund has enclosed the following responses to your comments as per our phone conversation on 05/05/10.

Item 1. Removed the following text under heading "FEES AND EXPENSES OF THE FUND" (pg 1 of prospectus).
        "Shareholder Fees ( fees paid directly from your investment):"

Item 2. The following sentence was added to Footnote at bottom of section "Fees and Expenses of the Fund" (page 1 of prospectus). It was revised from:
            "The reimbursement will be in effect only so long as that advisory agreement is in effect."
            To:
            "The reimbursement will be in effect as per the advisory agreement for at least a year and can only be changed by the Fund."

Item 3. On page 1 of prospectus the heading "Primary Investment Strategies" was changed to 'Principal Investment Strategies".

Item 4. The word "securities" was removed in first sentence under heading "Principal Investment Strategies".

Item 5. The following three sentences were added to end of paragraph under head-ing "Primary Investment Strategies".
        ' Section "Principal Investment Strategies of the Fund" explains the Fund's six step methodology in selecting common stocks. A secondary goal of the Fund is to earn dividend income from common stocks. The Fund's focused portfolio seeks to exceed the S&P500 average annual rate of return over a five year period."

Item 6. On page 2 of prospectus a heading was changed from "Primary Risks" to 'Principal Risks'.

Item 7. On page 2 of prospectus under subheading 'Large Cash Positions'a new sentence was added at end of paragraph.
        "A large cash position or a temporary defensive position is inconsistent with the Fund's investment strategies and the Fund's investment objectives".

Item 8. On page 2 of the prospectus the text "401K plans and" has been added to last sentence of paragraph (paragraph starts with "The table shows the Fund's") under heading 'Annual Total Returns'.

Item 9. The heading 'Financial Intermediary Compensation" and sentence under this heading was removed (page 3 of prospectus).
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(page)

Item 10. The following sentence was added to section "Investment Objectives, Principal Investment Strategies and Related Risks" (pg 3 of prospectus):
         "As a consequence stock prices may fluctuate severely, so may the Fund's share price within a wide range, so that an investor could lose money."

Item 11. The following paragraph (second paragraph) was added under section "Management of the Fund" in the SAI on page 3.

         " The Fund's Board leadership positions include a Chairperson, Lead Director, and Chief Compliance Officer. The Board selected these leaders from its membership to assist the Board on overseeing Fund operations and to assess any Fund risks."

         I have reviewed the staff's comments, agree with these revisions and will make these corrections as soon as possible. I appreciate the time and effort taken by Mr. Green and staff to guide the Fund. As of May 5, 2010 the Fund acknowledges that:
           * the fund is responsible for the accuracy of the disclosure in the filings;

           * staff comments or changes to disclosure in response to staff comm-ents in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

           * the fund may not assert staff comments as a defense in any proceed-ing initiated by the Commission or any person under the federal securities laws of the United States.


             Regards,

             By: /s/ Peter J. Lencki
                     ---------------
                     Peter J. Lencki
                     President
                     Chief Financial Officer






















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